Unaudited Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of cash flows [abstract]
Profit for the period	R$ 151,737	R$ 88,096
Adjustments for
Income tax and social contribution expenses (benefit)	(129,940)	(11,479)
Labor provisions	(30,187)	18,606
Share based long term incentive plan (LTIP)	26,760
Depreciation/amortization	118,378	103,692
Provision for legal and administrative claims	23,150	5,275
Chargeback provision	2,127	(5,989)
Credit loss allowance	977,709	480,136
Interest accrued on third party funds	479,046	338,466
Interest accrued on consumer loans	(384,998)	(580,548)
Interest accrued on FIDC FGTS senior quotas	(31,030)	(23,604)
Interest accrued on financial assets	(103,334)	(124,416)
Variations in operating assets and liabilities
Financial assets	307,187	(1,691,111)
Derivative financial instruments	20,088	20,576
Trade receivables and other receivables	(104,202)	(551,392)
Consumer loans	(3,790,182)	(2,215,376)
Prepaid expenses	40,742	(50,909)
Other assets	89,076	(265,610)
Third-party funds	2,094,123	775,920
Labor obligations and taxes payable	(256,005)	110,484
Trade payables and other obligations	1,221,079	816,770
Obligations to FIDC FGTS quota holders	(62,271)	3,893
Legal and administrative claims	(6,848)
Interest received	754,646	329,825
Interest paid	(784,226)	(110,263)
Income tax and social contribution paid	(883,349)	(122,615)
Net cash (used in) from operating activities	(260,725)	(2,661,575)
Cash flows from investing activities
Acquisition of property, plant and equipment	(8,161)	(1,849)
Acquisition of intangible assets	(154,771)	(173,677)
Net cash (used in) investing activities	(162,932)	(175,526)
Cash flows from financing activities
Share Capital Increase	2,040,863	370,191
Payment of leases	(2,581)	(2,291)
Net cash from financing activities	2,038,282	367,900
Net increase (decrease) in cash and cash equivalents	1,614,625	(2,469,201)
Cash and cash equivalents at the beginning of the period	3,863,395	7,471,673
Cash and cash equivalents at the end of the period	5,478,020	5,002,473
Net increase (decrease) in cash and cash equivalents	R$ 1,614,625	R$ (2,469,201)